Angel Oak High Yield Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 2.69%
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	$200,000	$199,709
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.300%, 6/17/2030 (a)	250,000	252,294
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	266,003	263,178
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	300,000	302,568
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	200,000	200,969
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	350,000	347,710
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	100,000	99,238
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	200,000	202,946
TOTAL ASSET-BACKED SECURITIES (Cost ― $1,857,218)		$1,868,612

Corporate Obligations ― 67.98%
Basic Materials ― 6.94%
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	400,000	393,219
Cleveland-Cliffs, Inc., 6.750%, 4/15/2030 (a)	500,000	486,890
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	500,000	480,004
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(b)(c)	505,384	512,965
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,000,000	903,866
Hecla Mining Co., 7.250%, 2/15/2028	500,000	500,656
Mativ, Inc., 6.875%, 10/1/2026 (a)	500,000	456,339
Mercer International, Inc., 5.125%, 2/1/2029	750,000	627,102
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	500,000	461,731
		4,822,772
Communications ― 7.62%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	464,894
Audacy Capital Corp., 6.500%, 5/1/2027 (a)	100,000	7,380
Audacy Capital Corp., 6.750%, 3/31/2029 (a)	200,000	15,180
Cars.com, Inc., 6.375%, 11/1/2028 (a)	500,000	471,611
CMG Media Corp., 8.875%, 12/15/2027 (a)	250,000	194,133
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	500,000	388,750
CSC Holdings LLC, 5.500%, 4/15/2027 (a)	500,000	428,148
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (a)	542,000	397,714
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,000,000	878,169
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	1,000,000	642,053
Lamar Media Corp., 4.875%, 1/15/2029	250,000	236,603
Nexstar Media, Inc., 5.625%, 7/15/2027 (a)	250,000	235,096
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (a)	250,000	230,935
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	300,000	280,023
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	250,000	241,844
Urban One, Inc., 7.375%, 2/1/2028 (a)	200,000	181,846
		5,294,379
Consumer, Cyclical ― 11.09%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	500,000	491,670
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	831,278
Aramark Services, Inc., 6.375%, 5/1/2025 (a)	500,000	500,650
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (a)	250,000	237,132
Carnival Corp., 6.000%, 5/1/2029 (a)	350,000	275,064
Clarios Global LP, 6.750%, 5/15/2025 (a)	226,000	226,421
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	500,000	485,251
FirstCash, Inc., 4.625%, 9/1/2028 (a)	500,000	456,555
Ford Motor Co., 6.100%, 8/19/2032	1,000,000	954,677
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	500,000	442,518
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	500,000	466,318
Installed Building Products, Inc., 5.750%, 2/1/2028 (a)	100,000	94,552
Lithia Motors, Inc., 4.625%, 12/15/2027 (a)	250,000	233,412
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	448,305
New Red Finance, Inc., 4.375%, 1/15/2028 (a)	250,000	234,019
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	300,000	303,019
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	100,000	87,553
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	250,000	249,785
Univar Solutions USA, Inc., 5.125%, 12/1/2027 (a)	250,000	250,701
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	500,000	434,142
		7,703,022
Consumer, Non-cyclical ― 6.75%
Arrow Bidco LLC, 9.500%, 3/15/2024 (a)	470,000	471,194
CPI CG, Inc., 8.625%, 3/15/2026 (a)	234,000	231,308
Korn Ferry, 4.625%, 12/15/2027 (a)	250,000	237,781
Matthews International Corp., 5.250%, 12/1/2025 (a)	250,000	239,844
Medline Borrower LP, 5.250%, 10/1/2029 (a)	500,000	432,647
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	100,000	90,449
Performance Food Group, Inc., 4.250%, 8/1/2029 (a)	500,000	455,333
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	250,000	223,762
Select Medical Corp., 6.250%, 8/15/2026 (a)	500,000	490,740
Simmons Foods, Inc., 4.625%, 3/1/2029 (a)	250,000	206,815
Sotheby's, 7.375%, 10/15/2027 (a)	300,000	281,605
Sotheby's / Bidfair Holdings, Inc., 5.875%, 6/1/2029 (a)	500,000	412,050
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	221,475
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	439,520
US Foods, Inc., 6.250%, 4/15/2025 (a)	250,000	251,675
		4,686,198
Energy ― 18.40%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (a)	1,250,000	1,211,971
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (a)	700,000	688,612
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (a)	250,000	228,350
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 1/15/2027 (a)	600,000	581,289
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	500,000	498,250
Comstock Resources, Inc., 6.750%, 3/1/2029 (a)	100,000	90,648
Comstock Resources, Inc., 5.875%, 1/15/2030 (a)	100,000	85,962
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (a)	250,000	236,414
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	250,000	221,436
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	750,000	640,483
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (a)	900,000	841,724
Kinetik Holdings LP, 5.875%, 6/15/2030 (a)	250,000	239,760
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	250,000	238,468
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	459,529
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	500,000	460,588
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (a)	1,500,000	1,366,853
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	500,000	435,795
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	500,000	504,362
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (a)	500,000	444,604
Transocean, Inc., 11.500%, 1/30/2027 (a)	113,000	115,765
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	731,049
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	221,777
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (a)	250,000	211,069
Warrior Met Coal, Inc., 7.875%, 12/1/2028 (a)	2,000,000	2,023,874
		12,778,632
Financial ― 10.19%
Coinbase Global, Inc., 3.375%, 10/1/2028 (a)	600,000	363,000
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	500,000	495,682
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	500,000	428,155
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.250% PIK, 9/15/2024 (a)	433,620	387,617
goeasy Ltd., 4.375%, 5/1/2026 (a)	500,000	439,259
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	750,000	664,904
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	400,000	220,384
LPL Holdings, Inc., 4.625%, 11/15/2027 (a)	500,000	472,459
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	343,073
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	650,000	616,681
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	250,000	254,459
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	250,000	209,016
PRA Group, Inc., 7.375%, 9/1/2025 (a)	250,000	249,440
PRA Group, Inc., 5.000%, 10/1/2029 (a)	500,000	424,238
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/2030 (a)	500,000	356,929
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	500,000	496,803
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	100,000	101,384
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	500,000	431,760
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (a)	200,000	120,860
		7,076,103
Industrial ― 6.99%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	250,000	235,336
Builders FirstSource, Inc., 5.000%, 3/1/2030 (a)	250,000	233,872
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (a)	500,000	449,345
Coherent Corp., 5.000%, 12/15/2029 (a)	500,000	444,845
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	219,020
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (a)	250,000	260,484
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	78,756
Knife River Holding Co., 7.750%, 5/1/2031 (a)	500,000	507,480
Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/2024 (a)	220,000	219,028
MIWD Holdco LLC / MIWD Finance Corp., 5.500%, 2/1/2030 (a)	100,000	83,871
Moog, Inc., 4.250%, 12/15/2027 (a)	250,000	235,425
Mueller Water Products, Inc., 4.000%, 6/15/2029 (a)	300,000	271,480
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (a)	200,000	181,532
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	400,620
Sensata Technologies BV, 5.875%, 9/1/2030 (a)	250,000	245,749
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	250,000	234,306
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (a)	100,000	99,482
Vertiv Group Corp., 4.125%, 11/15/2028 (a)	500,000	451,937
		4,852,568
TOTAL CORPORATE OBLIGATIONS (Cost ― $52,342,692)		$47,213,674

Residential Mortgage-Backed Securities ― 16.12%
Bellemeade Re Ltd., Series 2021-1A, Class M2, 9.665% (SOFR30A + 4.850%), 3/25/2031 (a)(d)	640,000	651,215
Bellemeade Re Ltd., Series 2021-2A, Class M2, 7.715% (SOFR30A + 2.900%), 6/25/2031 (a)(d)	710,000	674,541
GCAT Trust, Series 2023-NQM2, Class B1, 7.039%, 11/25/2067 (a)(e)	850,000	779,288
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.075%, 8/25/2049 (a)(e)	511,534	291,058
Home RE Ltd., Series 2021-2, Class B1, 8.965% (SOFR30A + 4.150%), 1/25/2034 (a)(d)	800,000	740,039
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.827%, 7/25/2050 (a)(e)	721,251	563,952
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.846%, 8/25/2050 (a)(e)	717,901	562,815
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/19/2039 (a)	760,000	636,338
Oaktown Re Ltd., Series 2021-2, Class B1, 9.215% (SOFR30A + 4.400%), 4/25/2034 (a)(d)	1,000,000	918,762
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	765,000	659,712
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/19/2040 (a)	500,000	402,237
PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026 (a)(e)	537,288	512,102
Radnor RE Ltd., Series 2021-2, Class B1, 10.815% (SOFR30A + 6.000%), 11/25/2031 (a)(d)	750,000	659,680
Radnor RE Ltd., Series 2021-1, Class M2, 7.965% (SOFR30A + 3.150%), 12/27/2033 (a)(d)	750,000	729,412
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(e)	1,000,000	774,782
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(e)	726,000	500,979
Verus Securitization Trust, Series 2023-INV1, Class B1, 7.653%, 2/25/2068 (a)(e)	750,000	711,380
Verus Securitization Trust, Series 2023-3, Class B1, 7.996%, 3/25/2068 (a)(e)	450,000	423,367
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $11,156,529)		$11,191,659

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 3.60%
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 7.915% (SOFR30A + 3.100%), 3/25/2042 (a)(d)	370,000	374,167
Federal Home Loan Mortgage Corp., Series 2021-DNA2, Class B1, 8.215% (SOFR30A + 3.400%), 8/25/2033 (a)(d)	500,000	490,938
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.215% (SOFR30A + 3.400%), 10/25/2041 (a)(d)	1,000,000	979,375
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.065% (SOFR30A + 5.250%), 3/25/2042 (a)(d)	650,000	657,321
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $2,419,174)		$2,501,801

Short-Term Investments ― 6.14%	Shares
Money Market Funds ― 6.14%
First American Government Obligations Fund, Class U, 4.746% (f)	4,265,911	4,265,911
TOTAL SHORT-TERM INVESTMENTS (Cost ― $4,265,911)		$4,265,911
TOTAL INVESTMENTS ― 96.53% (Cost ― $72,041,524)		$67,041,657
Other Assets in Excess of Liabilities ― 3.47%		2,408,329
NET ASSETS ― 100.00%		$69,449,986

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
PIK:	Payment-In-Kind

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $55,651,504 or 80.13% of net assets.

(b)	Illiquid security. At April 30, 2023, the value of these securities amounted to $512,965 or 0.74% of net assets.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2023, the value of securities pledged amounted to $512,965 or 0.74% of net assets.

(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(f)	Rate disclosed is the seven day yield as of April 30, 2023.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$1,868,612	$-	$1,868,612
Corporate Obligations	-	47,213,674	-	47,213,674
Residential Mortgage-Backed Securities	-	11,191,659	-	11,191,659
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	2,501,801	-	2,501,801
Short-Term Investments	4,265,911	-	-	4,265,911
Total	$4,265,911	$62,775,746	$-	$67,041,657

See the Schedule of Investments for further disaggregation of investment categories. For the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3.